UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT	DECEMBER 31, 2013

Global Bond Fund

Table of Contents

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	24
Statement of Operations	25
Statement of Changes in Net Assets	26
Notes to Financial Statements	27
Financial Highlights	35
Additional Information	37

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

        Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	AGBVX	0.68%	-1.10%	2.05%	1/31/12
Barclays Global Aggregate Bond Index (USD, hedged)	—	1.04%	-0.14%	2.34%	—
Institutional Class	AGBNX	0.72%	-0.96%	2.22%	1/31/12
A Class No sales charge* With sales charge*	AGBAX	0.50% -4.02%	-1.38% -5.83%	1.78% -0.62%	1/31/12
C Class No sales charge* With sales charge*	AGBTX	0.07% -0.89%	-2.10% -2.10%	0.98% 0.98%	1/31/12
R Class	AGBRX	0.43%	-1.55%	1.52%	1/31/12
R6 Class	AGBDX	—	—	0.35%(1)	7/26/13

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.96%	0.76%	1.21%	1.96%	1.46%	0.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

DECEMBER 31, 2013
Portfolio at a Glance
Average Duration (effective)	5.5 years
Weighted Average Life	8.2 years

Bond Holdings by Country	% of net assets
United States	39.0%
Japan	15.2%
United Kingdom	7.1%
France(1)	5.8%
Germany(1)	5.8%
Italy(1)	3.7%
Spain(1)	3.4%
Canada	3.1%
Sweden	3.0%
Multi-National	2.3%
Other Countries	12.6%
Other Assets and Liabilities	(1.0)%
(1)These countries are members of the eurozone.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	50.8%
Corporate Bonds	27.9%
U.S. Government Agency Mortgage-Backed Securities	11.1%
Collateralized Mortgage Obligations	5.3%
Commercial Mortgage-Backed Securities	2.4%
Municipal Securities	2.3%
U.S. Government Agency Securities	0.6%
U.S. Treasury Securities	0.6%
Other Assets and Liabilities	(1.0)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 - 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,006.80	$4.86	0.96%
Institutional Class	$1,000	$1,007.20	$3.85	0.76%
A Class	$1,000	$1,005.00	$6.11	1.21%
C Class	$1,000	$1,000.70	$9.88	1.96%
R Class	$1,000	$1,004.30	$7.38	1.46%
R6 Class	$1,000	$1,003.50(2)	$3.10(3)	0.71%
Hypothetical
Investor Class	$1,000	$1,020.37	$4.89	0.96%
Institutional Class	$1,000	$1,021.37	$3.87	0.76%
A Class	$1,000	$1,019.11	$6.16	1.21%
C Class	$1,000	$1,015.33	$9.96	1.96%
R Class	$1,000	$1,017.85	$7.43	1.46%
R6 Class	$1,000	$1,021.63(4)	$3.62(4)	0.71%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from July 26, 2013 (commencement of sale) through December 31, 2013.

(3)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 159, the number of days in the period from July 26, 2013 (commencement of sale) through December 31, 2013, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)

Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

		Principal Amount	Value
Sovereign Governments and Agencies — 50.8%
AUSTRALIA — 1.1%
Australia Government Bond, 5.75%, 7/15/22	AUD	150,000	$150,208
Australia Government Bond, 5.50%, 4/21/23	AUD	35,000	34,550
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	138,554
			323,312
AUSTRIA — 1.1%
Austria Government Bond, 3.40%, 10/20/14(1)	EUR	100,000	141,060
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	75,000	119,520
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	40,000	62,989
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	10,000	16,492
			340,061
BELGIUM — 2.0%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	30,000	46,306
Belgium Government Bond, 3.75%, 9/28/20(1)	EUR	25,000	38,655
Belgium Government Bond, 4.25%, 9/28/22	EUR	235,000	371,126
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	65,000	111,545
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	20,000	31,451
			599,083
BRAZIL†
Brazilian Government International Bond, 5.875%, 1/15/19		10,000	11,250
CANADA — 2.6%
Canadian Government Bond, 4.00%, 6/1/17	CAD	170,000	173,524
Canadian Government Bond, 3.75%, 6/1/19	CAD	65,000	66,424
Canadian Government Bond, 3.25%, 6/1/21	CAD	259,000	257,484
Canadian Government Bond, 5.75%, 6/1/33	CAD	55,000	71,075
Canadian Government Bond, 4.00%, 6/1/41	CAD	30,000	32,128
Province of British Columbia, 4.10%, 12/1/19	CAD	65,000	66,510
Province of Ontario Canada, 1.60%, 9/21/16		40,000	40,791
Province of Ontario Canada, 4.65%, 6/2/41	CAD	70,000	71,097
			779,033
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		10,000	10,350
CZECH — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	600,000	35,924
DENMARK — 0.3%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	74,856
Denmark Government Bond, 4.50%, 11/15/39	DKK	55,000	13,550
			88,406
FINLAND — 0.2%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	45,000	59,982
FRANCE — 3.8%
France Government Bond OAT, 4.00%, 4/25/14	EUR	55,000	76,584
France Government Bond OAT, 3.25%, 10/25/21	EUR	260,000	390,871
France Government Bond OAT, 5.50%, 4/25/29	EUR	75,000	134,827
France Government Bond OAT, 4.75%, 4/25/35	EUR	75,000	127,313
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	285,000	408,261
			1,137,856
GERMANY — 4.3%
Bundesobligation, 2.00%, 2/26/16	EUR	90,000	128,490
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	290,000	422,679
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	175,000	317,556
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	296,800	425,049
			1,293,774

Principal Amount	Value
IRELAND — 0.5%
Ireland Government Bond, 4.00%, 1/15/14	EUR	70,000	$96,400
Ireland Government Bond, 5.90%, 10/18/19	EUR	35,000	56,579
			152,979
ITALY — 3.4%
Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/15	EUR	185,000	264,545
Italy Buoni Poliennali Del Tesoro, 4.50%, 5/1/23	EUR	400,000	576,583
Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	EUR	135,000	171,147
			1,012,275
JAPAN — 15.2%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	137,000,000	1,305,029
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	143,300,000	1,382,568
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	83,000,000	813,963
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	88,300,000	957,441
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	12,000,000	121,323
			4,580,324
MEXICO — 0.5%
Mexican Bonos, 6.50%, 6/9/22	MXN	900,000	69,856
Mexico Government International Bond, MTN, 5.95%, 3/19/19		30,000	34,725
Mexico Government International Bond, 4.00%, 10/2/23		20,000	19,825
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	10,925
			135,331
NETHERLANDS — 0.8%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	150,000	231,458
NEW ZEALAND — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	50,000	42,621
NORWAY — 2.0%
Norway Government Bond, 4.25%, 5/19/17	NOK	250,000	44,451
Norway Government Bond, 3.75%, 5/25/21	NOK	3,200,000	563,046
			607,497
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37		10,000	11,550
POLAND†
Poland Government International Bond, 3.00%, 3/17/23		10,000	9,130
PORTUGAL — 1.0%
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23(1)	EUR	240,000	305,411
SINGAPORE — 0.2%
Singapore Government Bond, 3.125%, 9/1/22	SGD	60,000	49,939
SOUTH AFRICA — 0.2%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	700,000	66,195
SOUTH KOREA — 0.1%
Korea Development Bank (The), 3.25%, 3/9/16		40,000	41,747
SPAIN — 2.8%
Spain Government Bond, 4.50%, 1/31/18	EUR	500,000	740,941
Spain Government Bond, 5.85%, 1/31/22	EUR	60,000	93,780
			834,721
SWEDEN — 3.0%
Sweden Government Bond, 6.75%, 5/5/14	SEK	1,000,000	158,531
Sweden Government Bond, 4.25%, 3/12/19	SEK	450,000	78,403
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,880,000	657,747
			894,681
SWITZERLAND — 0.5%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	135,000	164,186

Principal Amount	Value
UNITED KINGDOM — 5.0%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	210,000	$375,892
United Kingdom Gilt, 3.75%, 9/7/21	GBP	200,000	356,672
United Kingdom Gilt, 6.00%, 12/7/28	GBP	65,000	140,216
United Kingdom Gilt, 4.50%, 12/7/42	GBP	275,000	527,140
United Kingdom Gilt, 4.25%, 12/7/55	GBP	60,000	113,721
			1,513,641
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $16,041,760)			15,332,717
Corporate Bonds — 27.9%
AEROSPACE AND DEFENSE — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19		20,000	21,522
United Technologies Corp., 5.70%, 4/15/40		10,000	11,362
United Technologies Corp., 4.50%, 6/1/42		10,000	9,713
			42,597
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.125%, 10/10/18		20,000	19,930
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		20,000	22,680
			42,610
BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	49,975
Coca-Cola Co. (The), 1.80%, 9/1/16		30,000	30,739
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)		20,000	20,488
			101,202
BIOTECHNOLOGY — 0.2%
Amgen, Inc., 2.125%, 5/15/17		20,000	20,262
Amgen, Inc., 4.10%, 6/15/21		10,000	10,424
Amgen, Inc., 5.375%, 5/15/43		10,000	10,269
Gilead Sciences, Inc., 4.40%, 12/1/21		20,000	21,365
			62,320
CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc., 4.00%, 10/15/23		20,000	19,948
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	92,901
Jefferies Group, Inc., 5.125%, 4/13/18		10,000	10,854
			123,703
CHEMICALS — 0.2%
Ashland, Inc., 4.75%, 8/15/22		10,000	9,550
Eastman Chemical Co., 3.60%, 8/15/22		10,000	9,604
Ecolab, Inc., 4.35%, 12/8/21		10,000	10,372
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		25,000	26,094
			55,620
COMMERCIAL BANKS — 6.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	100,000	184,863
Bank of America N.A., 5.30%, 3/15/17		50,000	55,133
Bank of Montreal, MTN, 1.45%, 4/9/18		10,000	9,743
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	20,750
Barclays Bank plc, MTN, VRN, 4.875%, 12/15/14	EUR	40,000	49,938
BB&T Corp., MTN, 2.05%, 6/19/18		10,000	9,906
Capital One Financial Corp., 2.15%, 3/23/15		10,000	10,169
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	158,538
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		10,000	10,057
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	70,000	99,388
European Investment Bank, 2.50%, 7/15/15	EUR	130,000	185,006
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	50,000	77,162

Principal Amount	Value
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	200,000	$277,639
Fifth Third Bancorp, 4.30%, 1/16/24		10,000	9,798
HSBC Bank plc, 3.50%, 6/28/15(1)		20,000	20,854
ING Bank NV, MTN, 3.875%, 12/23/16	GBP	50,000	87,300
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	85,000	133,210
KeyCorp, MTN, 2.30%, 12/13/18		10,000	9,934
KFW, 2.00%, 6/1/16		50,000	51,602
KFW, 3.875%, 1/21/19	EUR	70,000	109,128
KFW, MTN, 4.625%, 1/4/23	EUR	70,000	117,323
PNC Funding Corp., 3.625%, 2/8/15		40,000	41,388
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		20,000	21,354
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	134,061
U.S. Bancorp., MTN, 2.95%, 7/15/22		10,000	9,294
Wells Fargo & Co., 5.625%, 12/11/17		20,000	22,935
Wells Fargo & Co., MTN, 2.10%, 5/8/17		30,000	30,573
			1,947,046
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.55%, 6/1/22		10,000	9,646
Waste Management, Inc., 2.60%, 9/1/16		20,000	20,655
			30,301
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18		20,000	19,350
COMPUTERS AND PERIPHERALS — 0.4%
Dell, Inc., 2.30%, 9/10/15		45,000	45,394
Dell, Inc., 3.10%, 4/1/16		45,000	45,619
Hewlett-Packard Co., 4.30%, 6/1/21		20,000	20,276
Seagate HDD Cayman, 4.75%, 6/1/23(1)		10,000	9,400
			120,689
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		10,000	9,552
CONSUMER FINANCE — 0.7%
American Express Credit Corp., MTN, 2.75%, 9/15/15		70,000	72,470
American Express Credit Corp., MTN, 2.375%, 3/24/17		10,000	10,283
CIT Group, Inc., 5.00%, 5/15/17		50,000	53,625
Equifax, Inc., 3.30%, 12/15/22		10,000	9,234
GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/20(1)		10,000	10,025
SLM Corp., MTN, 6.25%, 1/25/16		41,000	44,434
			200,071
CONTAINERS AND PACKAGING — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)		42,000	45,360
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,092
DIVERSIFIED FINANCIAL SERVICES — 3.5%
Ally Financial, Inc., 8.30%, 2/12/15		40,000	43,100
Bank of America Corp., 4.50%, 4/1/15		10,000	10,465
Bank of America Corp., 3.75%, 7/12/16		40,000	42,548
Bank of America Corp., 6.50%, 8/1/16		10,000	11,297
Bank of America Corp., 5.75%, 12/1/17		40,000	45,546
Bank of America Corp., 5.70%, 1/24/22		10,000	11,322
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	75,936
BNP Paribas SA, MTN, 2.70%, 8/20/18		10,000	10,193
Citigroup, Inc., 5.50%, 2/15/17		20,000	22,045
Citigroup, Inc., 6.125%, 11/21/17		30,000	34,597
Citigroup, Inc., 4.50%, 1/14/22		10,000	10,600
Citigroup, Inc., 4.05%, 7/30/22		10,000	9,892
Citigroup, Inc., 3.875%, 10/25/23		20,000	19,668
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	96,577

Principal Amount	Value
General Electric Capital Corp., MTN, 6.00%, 8/7/19		$110,000	$129,148
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		40,000	40,730
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		40,000	45,041
HSBC Holdings plc, 5.10%, 4/5/21		30,000	33,353
JPMorgan Chase & Co., 3.45%, 3/1/16		10,000	10,493
JPMorgan Chase & Co., 6.00%, 1/15/18		40,000	46,082
JPMorgan Chase & Co., 4.625%, 5/10/21		20,000	21,566
JPMorgan Chase & Co., 3.25%, 9/23/22		20,000	19,173
Morgan Stanley, 4.75%, 3/22/17		10,000	10,918
Morgan Stanley, 5.00%, 11/24/25		30,000	30,102
Morgan Stanley, MTN, 4.50%, 2/23/16	EUR	50,000	73,573
Morgan Stanley, MTN, 6.625%, 4/1/18		30,000	35,121
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		10,000	10,241
Societe Generale SA, 2.50%, 1/15/14		100,000	100,047
			1,049,374
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc., 6.55%, 2/15/39		21,000	23,846
AT&T, Inc., 4.30%, 12/15/42		10,000	8,484
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	35,581
Frontier Communications Corp., 7.125%, 3/15/19		25,000	27,063
Orange SA, 4.125%, 9/14/21		10,000	10,127
Orange SA, MTN, 3.875%, 4/9/20	EUR	50,000	74,760
Telefonica Emisiones SAU, 5.46%, 2/16/21		20,000	21,127
Telefonica Emisiones SAU, MTN, 5.375%, 2/2/18	GBP	50,000	89,258
Verizon Communications, Inc., 3.65%, 9/14/18		50,000	52,959
Verizon Communications, Inc., 4.50%, 9/15/20		10,000	10,709
Verizon Communications, Inc., 5.15%, 9/15/23		30,000	32,222
Verizon Communications, Inc., 6.40%, 9/15/33		20,000	23,007
Verizon Communications, Inc., 6.55%, 9/15/43		10,000	11,702
Virgin Media Finance plc, 8.375%, 10/15/19		31,000	33,945
Windstream Corp., 7.875%, 11/1/17		40,000	45,900
			500,690
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	22,850
Jabil Circuit, Inc., 5.625%, 12/15/20		10,000	10,425
			33,275
ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16		20,000	20,891
Ensco plc, 4.70%, 3/15/21		10,000	10,580
Schlumberger Investment SA, 3.65%, 12/1/23		10,000	9,917
Transocean, Inc., 6.375%, 12/15/21		10,000	11,240
			52,628
FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 2.75%, 12/1/22		20,000	18,466
Delhaize Group SA, 4.125%, 4/10/19		10,000	10,287
Safeway, Inc., 4.75%, 12/1/21		10,000	10,044
Wal-Mart Stores, Inc., 5.625%, 4/15/41		20,000	22,715
Walgreen Co., 1.80%, 9/15/17		10,000	10,074
Walgreen Co., 3.10%, 9/15/22		10,000	9,378
			80,964

Principal Amount	Value
FOOD PRODUCTS — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/4/42	$10,000	$9,860
Mondelez International, Inc., 6.50%, 2/9/40	10,000	11,953
TreeHouse Foods, Inc., 7.75%, 3/1/18	45,000	47,250
		69,063
GAS UTILITIES — 0.8%
El Paso Corp., 7.25%, 6/1/18	40,000	45,845
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	10,000	11,522
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	20,298
Energy Transfer Partners LP, 6.50%, 2/1/42	10,000	10,750
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	33,380
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	20,000	21,931
Magellan Midstream Partners LP, 5.15%, 10/15/43	20,000	19,718
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	20,000	19,656
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	20,000	18,383
TransCanada PipeLines Ltd., 2.50%, 8/1/22	20,000	18,248
Williams Cos., Inc. (The), 3.70%, 1/15/23	10,000	8,731
Williams Partners LP, 4.125%, 11/15/20	10,000	10,255
		238,717
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.2%
Baxter International, Inc., 3.20%, 6/15/23	10,000	9,557
Biomet, Inc., 6.50%, 8/1/20	50,000	52,750
Medtronic, Inc., 2.75%, 4/1/23	10,000	9,253
		71,560
HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Aetna, Inc., 2.75%, 11/15/22	10,000	9,215
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	43,000	44,505
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	50,000	50,875
Express Scripts Holding Co., 2.65%, 2/15/17	40,000	41,244
HCA, Inc., 7.875%, 2/15/20	30,000	32,287
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	44,450
UnitedHealth Group, Inc., 4.25%, 3/15/43	10,000	8,976
WellPoint, Inc., 3.125%, 5/15/22	10,000	9,382
		240,934
HOTELS, RESTAURANTS AND LEISURE — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	20,000	20,100
Wyndham Worldwide Corp., 2.95%, 3/1/17	20,000	20,293
		40,393
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc., 5.75%, 8/15/23	20,000	20,388
Lennar Corp., 4.75%, 12/15/17	43,000	45,257
Toll Brothers Finance Corp., 4.00%, 12/31/18	45,000	45,900
		111,545
INDUSTRIAL CONGLOMERATES — 0.2%
Bombardier, Inc., 7.50%, 3/15/18(1)	40,000	45,700
General Electric Co., 4.125%, 10/9/42	10,000	9,241
		54,941
INSURANCE — 1.5%
Allstate Corp. (The), 4.50%, 6/15/43	10,000	9,464
American International Group, Inc., 6.40%, 12/15/20	20,000	23,643
American International Group, Inc., MTN, 5.85%, 1/16/18	20,000	22,973
American International Group, Inc., VRN, 8.18%, 5/15/38	10,000	12,150

Principal Amount	Value
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	$77,602
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		10,000	9,590
Berkshire Hathaway, Inc., 4.50%, 2/11/43		10,000	9,247
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		10,000	10,896
ING U.S., Inc., 5.70%, 7/15/43		10,000	10,450
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		10,000	10,343
Lincoln National Corp., 6.25%, 2/15/20		20,000	23,062
Mapfre SA, VRN, 5.92%, 7/24/17	EUR	50,000	70,121
Markel Corp., 4.90%, 7/1/22		10,000	10,422
MetLife, Inc., 6.75%, 6/1/16		30,000	34,128
MetLife, Inc., 4.875%, 11/13/43		10,000	9,817
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		20,000	22,619
QBE Insurance Group Ltd., MTN, 6.125%, 9/28/15	GBP	50,000	88,417
WR Berkley Corp., 4.625%, 3/15/22		10,000	10,118
			465,062
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		10,000	10,225
International Business Machines Corp., 1.95%, 7/22/16		20,000	20,558
			30,783
LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		10,000	9,913
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24		10,000	9,909
			19,822
MACHINERY†
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		10,000	9,515
MEDIA — 0.9%
21st Century Fox America, Inc., 3.00%, 9/15/22		20,000	18,807
CBS Corp., 3.375%, 3/1/22		10,000	9,547
Comcast Corp., 5.90%, 3/15/16		30,000	33,147
Comcast Corp., 6.40%, 5/15/38		30,000	34,649
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21		10,000	10,508
Discovery Communications LLC, 5.625%, 8/15/19		20,000	22,472
DISH DBS Corp., 6.75%, 6/1/21		50,000	53,250
Time Warner Cable, Inc., 6.75%, 7/1/18		30,000	33,661
Time Warner, Inc., 4.875%, 3/15/20		20,000	21,927
Time Warner, Inc., 5.375%, 10/15/41		10,000	10,117
Viacom, Inc., 4.375%, 9/15/14		30,000	30,788
			278,873
METALS AND MINING — 0.4%
Barrick Gold Corp., 4.10%, 5/1/23		10,000	9,042
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)		42,000	44,835
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23		10,000	9,460
Newmont Mining Corp., 3.50%, 3/15/22		10,000	8,515
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	32,678
Xstrata Canada Financial Corp., 4.95%, 11/15/21(1)		10,000	10,132
			114,662
MULTI-UTILITIES — 1.2%
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		10,000	8,825
Constellation Energy Group, Inc., 5.15%, 12/1/20		10,000	10,644
Consumers Energy Co., 2.85%, 5/15/22		10,000	9,531

Principal Amount	Value
Dominion Gas Holdings LLC, 3.55%, 11/1/23(1)	$10,000	$9,636
Dominion Resources, Inc., 2.75%, 9/15/22	10,000	9,255
Dominion Resources, Inc., 4.90%, 8/1/41	10,000	9,600
Duke Energy Corp., 6.30%, 2/1/14	50,000	50,221
Duke Energy Corp., 1.625%, 8/15/17	20,000	19,883
Duke Energy Corp., 3.55%, 9/15/21	10,000	10,005
Exelon Generation Co. LLC, 4.25%, 6/15/22	10,000	9,587
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	9,337
FirstEnergy Corp., 4.25%, 3/15/23	10,000	9,325
Florida Power Corp., 3.85%, 11/15/42	10,000	8,759
GenOn Energy, Inc., 7.875%, 6/15/17	45,000	49,725
Ipalco Enterprises, Inc., 5.00%, 5/1/18	20,000	21,050
Nisource Finance Corp., 5.65%, 2/1/45	10,000	10,246
NRG Energy, Inc., 7.625%, 1/15/18	40,000	45,800
Progress Energy, Inc., 3.15%, 4/1/22	10,000	9,632
San Diego Gas & Electric Co., 3.00%, 8/15/21	20,000	19,716
Sempra Energy, 2.875%, 10/1/22	10,000	9,210
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	9,740
		349,727
MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc., 3.875%, 1/15/22	20,000	19,720
Target Corp., 4.00%, 7/1/42	10,000	8,676
		28,396
OIL, GAS AND CONSUMABLE FUELS — 1.5%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	50,000	43,375
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	22,294
BP Capital Markets plc, 4.50%, 10/1/20	10,000	10,807
Chevron Corp., 2.43%, 6/24/20	10,000	9,734
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,656
Continental Resources, Inc., 5.00%, 9/15/22	20,000	20,800
Denbury Resources, Inc., 4.625%, 7/15/23	10,000	9,075
Devon Energy Corp., 5.60%, 7/15/41	10,000	10,423
EOG Resources, Inc., 4.10%, 2/1/21	10,000	10,449
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,894
Newfield Exploration Co., 5.625%, 7/1/24	50,000	50,000
Noble Energy, Inc., 4.15%, 12/15/21	20,000	20,571
Peabody Energy Corp., 6.50%, 9/15/20	25,000	26,437
Pemex Project Funding Master Trust, 6.625%, 6/15/35	20,000	21,150
Petro-Canada, 6.80%, 5/15/38	10,000	11,971
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	10,000	10,329
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	20,000	19,924
Phillips 66, 4.30%, 4/1/22	10,000	10,165
Pioneer Natural Resources Co., 3.95%, 7/15/22	10,000	10,041
SandRidge Energy, Inc., 8.75%, 1/15/20	40,000	43,300
Shell International Finance BV, 2.375%, 8/21/22	20,000	18,320
Shell International Finance BV, 3.625%, 8/21/42	10,000	8,366
Statoil ASA, 2.45%, 1/17/23	10,000	9,118
Talisman Energy, Inc., 7.75%, 6/1/19	10,000	11,984
Total Capital Canada Ltd., 2.75%, 7/15/23	10,000	9,242
		451,425
PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	10,000	11,176
International Paper Co., 6.00%, 11/15/41	10,000	10,862
		22,038

Principal Amount	Value
PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$45,000	$49,275
PHARMACEUTICALS — 0.4%
AbbVie, Inc., 1.75%, 11/6/17		20,000	19,976
Actavis, Inc., 1.875%, 10/1/17		20,000	19,801
Actavis, Inc., 3.25%, 10/1/22		10,000	9,330
Bristol-Myers Squibb Co., 3.25%, 8/1/42		10,000	7,768
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		10,000	9,435
Merck & Co., Inc., 3.60%, 9/15/42		10,000	8,285
Roche Holdings, Inc., 6.00%, 3/1/19(1)		27,000	31,615
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)		28,000	28,910
			135,120
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
American Tower Corp., 5.05%, 9/1/20		10,000	10,577
DDR Corp., 4.75%, 4/15/18		10,000	10,793
Essex Portfolio LP, 3.625%, 8/15/22		10,000	9,380
HCP, Inc., 3.75%, 2/1/16		40,000	42,051
Health Care REIT, Inc., 3.75%, 3/15/23		10,000	9,403
Health Care REIT, Inc., 4.50%, 1/15/24		10,000	9,877
Host Hotels & Resorts LP, 3.75%, 10/15/23		10,000	9,275
Kilroy Realty LP, 3.80%, 1/15/23		10,000	9,329
ProLogis LP, 4.25%, 8/15/23		20,000	19,764
Reckson Operating Partnership LP, 6.00%, 3/31/16		20,000	21,682
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19		10,000	10,514
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		10,000	10,494
			173,139
ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		20,000	20,294
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		10,000	9,069
CSX Corp., 4.25%, 6/1/21		10,000	10,445
CSX Corp., 3.70%, 11/1/23		20,000	19,355
Firstgroup plc, 6.125%, 1/18/19	GBP	40,000	71,408
Union Pacific Corp., 4.00%, 2/1/21		10,000	10,438
			141,009
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
Intel Corp., 1.35%, 12/15/17		20,000	19,777
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)		45,000	46,237
			66,014
SOFTWARE — 0.1%
Oracle Corp., 2.50%, 10/15/22		20,000	18,325
Oracle Corp., 3.625%, 7/15/23		10,000	9,923
			28,248
SPECIALTY RETAIL — 0.6%
Hertz Corp. (The), 6.75%, 4/15/19		45,000	48,713
Home Depot, Inc. (The), 5.95%, 4/1/41		10,000	11,613
Sonic Automotive, Inc., 7.00%, 7/15/22		50,000	54,562
Staples, Inc., 4.375%, 1/12/23		20,000	19,381
United Rentals North America, Inc., 5.75%, 7/15/18		42,000	45,098
			179,367
TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20		41,000	44,998
L Brands, Inc., 6.625%, 4/1/21		40,000	44,100
			89,098
THRIFTS AND MORTGAGE FINANCE — 1.1%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	110,000	172,398
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	100,000	157,994
			330,392

Principal Amount	Value
TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	$7,000	$9,227
Altria Group, Inc., 2.85%, 8/9/22	10,000	9,210
Philip Morris International, Inc., 4.125%, 5/17/21	20,000	20,804
		39,241
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	20,000	25,337
Sprint Communications, 6.00%, 12/1/16	40,000	43,750
		69,087
TOTAL CORPORATE BONDS (Cost $8,222,673)		8,423,890
U.S. Government Agency Mortgage-Backed Securities(2) — 11.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.2%
FHLMC, VRN, 1.76%, 1/15/14	119,507	120,445
FHLMC, VRN, 1.84%, 1/15/14	117,583	118,992
FHLMC, VRN, 1.97%, 1/15/14	85,017	86,708
FHLMC, VRN, 1.98%, 1/15/14	54,001	54,976
FHLMC, VRN, 2.07%, 1/15/14	31,319	31,409
FHLMC, VRN, 2.26%, 1/15/14	26,587	28,226
FHLMC, VRN, 2.36%, 1/15/14	102,064	100,347
FHLMC, VRN, 2.37%, 1/15/14	121,014	118,682
FHLMC, VRN, 2.41%, 1/15/14	25,386	27,028
FHLMC, VRN, 2.89%, 1/15/14	43,501	43,954
FHLMC, VRN, 3.23%, 1/15/14	5,846	6,207
FHLMC, VRN, 3.29%, 1/15/14	72,126	74,893
FHLMC, VRN, 3.81%, 1/15/14	11,874	12,436
FHLMC, VRN, 4.39%, 1/15/14	106,898	110,781
FHLMC, VRN, 4.68%, 1/15/14	28,248	30,299
FHLMC, VRN, 5.12%, 1/15/14	12,480	12,956
FHLMC, VRN, 5.36%, 1/15/14	6,229	6,513
FHLMC, VRN, 5.76%, 1/15/14	19,616	20,262
FHLMC, VRN, 5.96%, 1/15/14	17,103	18,010
FHLMC, VRN, 6.12%, 1/15/14	7,330	7,736
FNMA, VRN, 1.90%, 1/25/14	41,149	43,492
FNMA, VRN, 1.94%, 1/25/14	54,480	57,857
FNMA, VRN, 2.33%, 1/25/14	61,233	65,105
FNMA, VRN, 2.70%, 1/25/14	24,558	24,786
FNMA, VRN, 3.81%, 1/25/14	11,274	11,847
FNMA, VRN, 3.92%, 1/25/14	14,503	15,244
FNMA, VRN, 5.33%, 1/25/14	11,424	12,282
FNMA, VRN, 6.05%, 1/25/14	16,000	17,451
		1,278,924
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.9%
FHLMC, 6.00%, 2/1/38	8,140	8,997
FHLMC, 4.00%, 12/1/40	11,345	11,692
FHLMC, 4.00%, 4/1/41	53,905	55,669
FNMA, 4.00%, 1/13/14(3)	255,000	262,570
FNMA, 4.50%, 1/13/14(3)	155,000	164,282
FNMA, 5.50%, 1/13/14(3)	100,000	110,012
FNMA, 5.00%, 7/1/31	75,054	83,166
FNMA, 5.50%, 5/1/33	21,221	23,427
FNMA, 5.00%, 11/1/33	15,935	17,374
FNMA, 5.00%, 9/1/35	75,925	82,552
FNMA, 6.00%, 4/1/37	25,559	28,349
FNMA, 6.00%, 7/1/37	33,455	37,032
FNMA, 6.00%, 8/1/37	25,804	28,700
FNMA, 5.50%, 1/1/39	52,693	57,951
FNMA, 5.50%, 3/1/39	6,852	7,534
FNMA, 4.50%, 6/1/39	121,705	129,571
FNMA, 5.00%, 8/1/39	10,514	11,501
FNMA, 3.50%, 12/1/40	69,940	69,685
FNMA, 4.50%, 9/1/41	39,509	41,989
FNMA, 3.50%, 5/1/42	85,597	85,175
FNMA, 3.50%, 6/1/42	46,315	46,099
FNMA, 3.50%, 9/1/42	45,618	45,391

Principal Amount	Value
FNMA, 3.00%, 11/1/42	$47,694	$45,421
GNMA, 6.00%, 7/15/33	9,240	10,413
GNMA, 5.00%, 3/20/36	88,969	97,203
GNMA, 5.50%, 1/15/39	8,271	9,396
GNMA, 5.50%, 9/15/39	62,107	68,658
GNMA, 4.50%, 10/15/39	22,155	23,896
GNMA, 5.00%, 10/15/39	35,660	39,068
GNMA, 4.50%, 1/15/40	37,809	40,506
GNMA, 4.00%, 12/15/40	31,804	33,164
GNMA, 4.50%, 12/15/40	93,387	100,711
GNMA, 4.00%, 1/20/41	124,746	129,982
GNMA, 4.00%, 12/15/41	56,810	59,213
		2,066,349
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,400,751)		3,345,273
Collateralized Mortgage Obligations(2) — 5.3%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	18,531	18,965
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	9,779	10,032
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	89,330	81,206
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 1/1/14	9,533	9,393
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.38%, 1/1/14	79,456	78,796
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	11,368	11,743
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.22%, 1/1/14	9,467	9,313
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 1/1/14	76,963	76,636
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.76%, 1/1/14	6,099	6,103
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/1/14	35,012	33,585
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.79%, 1/1/14	25,602	25,602
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/14(1)	62,684	60,843
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 1/1/14	24,268	24,913
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.53%, 1/1/14	53,579	52,854
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 1/1/14	7,353	7,636
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.30%, 1/1/14	26,681	26,887
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 4.74%, 1/1/14	65,978	66,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 1/1/14	66,680	67,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	32,230	32,400
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	82,332	78,376
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	4,292	4,405
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.63%, 1/1/14	55,583	56,262
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.65%, 1/1/14	16,539	16,843
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.66%, 1/1/14	87,579	90,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	86,426	89,417
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	103,087	99,887

Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	$27,947	$28,427
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	10,252	10,255
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/14	15,567	13,871
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.63%, 1/1/14	13,146	13,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.64%, 1/1/14	13,369	12,421
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	91,952	89,279
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	84,852	80,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	34,618	34,588
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	59,406	61,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	66,797	69,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	3,876	4,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	50,771	52,343
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,611,518)		1,606,699
Commercial Mortgage-Backed Securities(2) — 2.4%
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	8,256	8,252
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class A5 SEQ, 4.58%, 11/10/38	7,766	7,768
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	75,000	70,384
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	45,973
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 1/1/14	55,000	58,894
Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39	6,132	6,132
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/1/14	50,000	51,321
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/1/14	38,739	39,139
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	49,435	51,253
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	74,031	76,730
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/14(1)	50,000	46,988
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	50,000	51,564
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/14	35,000	37,101
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	71,359	73,016
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	4,727	4,765
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	100,000	102,299
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $764,104)		731,579

Principal Amount	Value
Municipal Securities — 2.3%
California GO, (Building Bonds), 7.30%, 10/1/39	$20,000	$25,234
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	21,148
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	32,533
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	25,000	27,217
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	25,000	32,140
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	25,000	26,825
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	235,000	146,906
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	200,000	120,642
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	175,000	114,537
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	165,000	105,562
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	65,000	39,765
TOTAL MUNICIPAL SECURITIES (Cost $785,331)		692,509
U.S. Government Agency Securities — 0.6%
FHLMC, 2.375%, 1/13/22	120,000	114,753
FNMA, 6.625%, 11/15/30	50,000	65,053
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $182,758)		179,806
U.S. Treasury Securities — 0.6%
U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	61,508
U.S. Treasury Notes, 1.875%, 10/31/17(4)	50,000	51,250
U.S. Treasury Notes, 2.625%, 4/30/18(4)	45,000	47,215
TOTAL U.S. TREASURY SECURITIES (Cost $168,751)		159,973
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $31,177,646)		30,472,446
OTHER ASSETS AND LIABILITIES — (1.0)%		(293,132)
TOTAL NET ASSETS — 100.0%		$30,179,314

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	50,000	USD	44,608	Deutsche Bank	1/23/14	$(21)
AUD	40,000	USD	35,728	Westpac Group	1/23/14	(58)
USD	323,280	AUD	348,306	Westpac Group	1/23/14	12,685
BRL	143,160	USD	60,000	Barclays Bank plc	1/23/14	374
CAD	74,955	USD	70,000	Barclays Bank plc	1/23/14	528
CAD	106,004	USD	100,000	Deutsche Bank	1/23/14	(258)
CAD	31,803	USD	30,000	HSBC Holding plc	1/23/14	(76)
USD	91,036	CAD	95,505	Barclays Bank plc	1/23/14	1,172
USD	110,000	CAD	115,620	Deutsche Bank	1/23/14	1,210
USD	50,000	CAD	53,246	Deutsche Bank	1/23/14	(100)
USD	150,000	CAD	160,076	Deutsche Bank	1/23/14	(619)
USD	60,000	CAD	63,613	Deutsche Bank	1/23/14	144
USD	697,835	CAD	733,383	HSBC Holding plc	1/23/14	7,775
USD	60,000	CAD	63,394	UBS AG	1/23/14	351
CHF	36,338	USD	40,000	UBS AG	1/23/14	742
USD	60,000	CHF	54,695	Deutsche Bank	1/23/14	(1,323)
USD	164,658	CHF	150,649	UBS AG	1/23/14	(4,245)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
CLP	85,456,000	USD	160,000	Barclays Bank plc	1/23/14	$2,260
USD	110,000	CLP	58,894,000	Barclays Bank plc	1/23/14	(1,826)
USD	52,203	CLP	27,563,184	Barclays Bank plc	1/23/14	(133)
USD	60,000	CLP	31,740,000	Barclays Bank plc	1/23/14	(267)
COP	174,150,000	USD	90,000	Barclays Bank plc	1/23/14	195
COP	77,656,000	USD	40,000	Barclays Bank plc	1/23/14	219
USD	129,612	COP	253,780,296	Barclays Bank plc	1/23/14	(1,825)
CZK	809,761	USD	40,000	Barclays Bank plc	1/23/14	783
USD	36,400	CZK	732,442	Deutsche Bank	1/23/14	(489)
USD	40,000	CZK	805,791	Deutsche Bank	1/23/14	(583)
USD	92,193	DKK	510,000	Barclays Bank plc	1/23/14	(1,870)
EUR	60,000	USD	81,604	Barclays Bank plc	1/23/14	937
EUR	170,000	USD	230,421	Barclays Bank plc	1/23/14	3,446
EUR	170,000	USD	234,452	Barclays Bank plc	1/23/14	(585)
EUR	70,000	USD	96,314	Barclays Bank plc	1/23/14	(16)
EUR	30,000	USD	41,350	Barclays Bank plc	1/23/14	(79)
EUR	30,000	USD	40,842	HSBC Holding plc	1/23/14	429
EUR	30,000	USD	40,583	UBS AG	1/23/14	687
USD	6,716,709	EUR	4,987,617	Barclays Bank plc	1/23/14	(144,688)
USD	663,696	EUR	492,301	Barclays Bank plc	1/23/14	(13,556)
USD	108,245	EUR	80,000	Barclays Bank plc	1/23/14	(1,810)
USD	147,791	EUR	110,000	Barclays Bank plc	1/23/14	(3,535)
USD	107,704	EUR	79,487	Barclays Bank plc	1/23/14	(1,646)
USD	67,546	EUR	50,000	Barclays Bank plc	1/23/14	(1,239)
USD	113,854	EUR	84,250	Barclays Bank plc	1/23/14	(2,047)
USD	460,702	EUR	340,000	Barclays Bank plc	1/23/14	(7,032)
USD	258,607	EUR	191,996	Deutsche Bank	1/23/14	(5,519)
USD	81,372	EUR	60,484	Deutsche Bank	1/23/14	(1,835)
USD	3,384	EUR	2,500	Westpac Group	1/23/14	(55)
GBP	30,000	USD	48,881	Barclays Bank plc	1/23/14	791
GBP	20,000	USD	32,661	Barclays Bank plc	1/23/14	454
GBP	20,000	USD	32,232	Deutsche Bank	1/23/14	883
GBP	30,000	USD	49,109	Deutsche Bank	1/23/14	563
GBP	20,000	USD	32,749	HSBC Holding plc	1/23/14	366
USD	64,530	GBP	40,000	Barclays Bank plc	1/23/14	(1,699)
USD	37,313	GBP	22,845	Barclays Bank plc	1/23/14	(512)
USD	2,414,570	GBP	1,502,832	HSBC Holding plc	1/23/14	(73,715)
USD	49,121	GBP	30,000	UBS AG	1/23/14	(551)
IDR	355,500,000	USD	30,000	Westpac Group	1/23/14	(958)
ILS	176,381	USD	50,000	Barclays Bank plc	1/23/14	782
ILS	248,290	USD	70,000	Barclays Bank plc	1/23/14	1,485
ILS	209,742	USD	60,000	Barclays Bank plc	1/23/14	387
ILS	210,072	USD	60,000	Barclays Bank plc	1/23/14	482
USD	60,000	ILS	210,327	Barclays Bank plc	1/23/14	(555)
USD	90,000	ILS	313,155	Barclays Bank plc	1/23/14	(160)
INR	5,519,250	USD	90,000	Barclays Bank plc	1/23/14	(1,119)
INR	2,519,680	USD	40,000	Westpac Group	1/23/14	577

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
USD	40,000	INR	2,508,000	Westpac Group	1/23/14	$ (388)
JPY	7,170,331	USD	70,000	Barclays Bank plc	1/23/14	(1,907)
JPY	9,266,670	USD	90,000	Barclays Bank plc	1/23/14	(1,999)
JPY	4,104,680	USD	40,000	Deutsche Bank	1/23/14	(1,020)
USD	40,000	JPY	4,007,140	Barclays Bank plc	1/23/14	1,946
USD	60,000	JPY	6,056,280	Barclays Bank plc	1/23/14	2,487
USD	30,000	JPY	3,047,547	UBS AG	1/23/14	1,059
USD	4,647,423	JPY	464,258,950	Westpac Group	1/23/14	238,592
USD	200,000	JPY	20,511,880	Westpac Group	1/23/14	5,209
USD	251,669	JPY	25,841,341	Westpac Group	1/23/14	6,267
KRW	140,837,287	USD	130,987	Westpac Group	1/23/14	2,656
KRW	31,830,000	USD	30,000	Westpac Group	1/23/14	204
KRW	74,340,000	USD	70,000	Westpac Group	1/23/14	542
USD	36,486	KRW	39,230,210	Westpac Group	1/23/14	(740)
USD	140,000	KRW	148,610,000	Westpac Group	1/23/14	(1,018)
MXN	650,515	USD	50,000	Barclays Bank plc	1/23/14	(257)
USD	73,841	MXN	960,380	Barclays Bank plc	1/23/14	404
MYR	193,650	USD	60,000	Westpac Group	1/23/14	(943)
USD	40,000	MYR	129,436	Westpac Group	1/23/14	526
USD	587,743	NOK	3,628,931	Deutsche Bank	1/23/14	(10,120)
USD	30,000	NOK	182,530	UBS AG	1/23/14	(72)
NZD	80,000	USD	65,401	Barclays Bank plc	1/23/14	312
NZD	60,000	USD	48,939	Deutsche Bank	1/23/14	346
USD	31,399	NZD	38,094	Westpac Group	1/23/14	108
PEN	222,880	USD	80,000	Barclays Bank plc	1/23/14	(581)
USD	80,223	PEN	224,504	Barclays Bank plc	1/23/14	225
PHP	3,995,100	USD	90,000	Westpac Group	1/23/14	279
USD	30,000	PHP	1,304,394	Westpac Group	1/23/14	524
USD	100,000	PHP	4,425,000	Westpac Group	1/23/14	7
PLN	155,491	USD	50,000	Barclays Bank plc	1/23/14	1,404
PLN	126,114	USD	40,396	Deutsche Bank	1/23/14	1,296
USD	40,532	PLN	126,155	Barclays Bank plc	1/23/14	(1,174)
RUB	1,980,000	USD	60,000	Barclays Bank plc	1/23/14	22
RUB	9,259,600	USD	280,000	Barclays Bank plc	1/23/14	695
USD	90,000	RUB	3,018,240	Barclays Bank plc	1/23/14	(1,495)
USD	50,000	RUB	1,642,645	Barclays Bank plc	1/23/14	205
USD	30,000	RUB	992,250	HSBC Holding plc	1/23/14	(79)
USD	70,000	RUB	2,335,550	Westpac Group	1/23/14	(800)
USD	50,000	RUB	1,674,500	Westpac Group	1/23/14	(761)
SEK	198,562	USD	30,000	Deutsche Bank	1/23/14	861
SEK	321,661	USD	50,000	Deutsche Bank	1/23/14	(7)
USD	498,941	SEK	3,321,937	Deutsche Bank	1/23/14	(17,364)
USD	355,191	SEK	2,365,175	Deutsche Bank	1/23/14	(12,411)
USD	30,486	SEK	200,472	Deutsche Bank	1/23/14	(672)
USD	40,670	SEK	270,723	UBS AG	1/23/14	(1,407)
SGD	124,937	USD	100,000	Barclays Bank plc	1/23/14	(997)
SGD	111,939	USD	90,000	Deutsche Bank	1/23/14	(1,297)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
SGD	162,764	USD	130,000	Deutsche Bank	1/23/14	$(1,022)
SGD	125,012	USD	100,000	Deutsche Bank	1/23/14	(938)
USD	100,000	SGD	125,112	Barclays Bank plc	1/23/14	859
USD	135,049	SGD	171,410	Barclays Bank plc	1/23/14	(779)
USD	53,598	SGD	66,925	HSBC Holding plc	1/23/14	565
USD	180,000	SGD	226,188	Westpac Group	1/23/14	764
THB	5,671,373	USD	175,802	Westpac Group	1/23/14	(3,376)
USD	50,000	THB	1,602,000	Westpac Group	1/23/14	1,295
USD	130,000	THB	4,215,900	Westpac Group	1/23/14	1,824
TRY	223,915	USD	110,000	Barclays Bank plc	1/23/14	(6,247)
USD	89,460	TRY	184,439	Deutsche Bank	1/23/14	3,998
USD	40,000	TRY	84,236	Deutsche Bank	1/23/14	968
USD	90,000	TWD	2,702,250	Westpac Group	1/23/14	(611)
ZAR	311,079	USD	30,000	Deutsche Bank	1/23/14	(430)
ZAR	517,275	USD	50,000	HSBC Holding plc	1/23/14	(829)
USD	55,958	ZAR	578,447	Deutsche Bank	1/23/14	972
USD	44,089	ZAR	457,595	Deutsche Bank	1/23/14	591
USD	48,938	ZAR	513,962	Deutsche Bank	1/23/14	82
						$(29,544)

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
2	Euro-Bund 10-Year Bonds	March 2014	$382,912	$6,886
16	U.S. Treasury 10-Year Notes	March 2014	1,968,750	33,794
4	U.S. Treasury Long Bonds	March 2014	513,250	4,970
1	U.S. Treasury Ultra Long Bonds	March 2014	136,250	1,607
			$3,001,162	$47,257

Notes to Schedule of Investments

AUD = Australian Dollar

BRL = Brazilian Real

CAD = Canadian Dollar

CHF = Swiss Franc

CLP = Chilean Peso

COP = Colombian Peso

CZK = Czech Koruna

DKK = Danish Krone

EUR = Euro

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GBP = British Pound

GNMA = Government National Mortgage Association

GO = General Obligation

IDR = Indonesian Rupiah

ILS = Israeli Shekel

INR = Indian Rupee

JPY = Japanese Yen

KRW = South Korea Won

MTN = Medium Term Note

MXN = Mexican Peso

MYR = Malaysian Ringgit

NOK = Norwegian Krone

NZD = New Zealand Dollar

PEN = Peruvian Nuevo Sol

PHP = Philippine Peso

PLN = Polish Zloty

RUB = Russian Ruble

SEK = Swedish Krona

SEQ = Sequential Payer

SGD = Singapore Dollar

THB = Thai Baht

TRY = Turkish Lira

TWD = Taiwanese Dollar

USD = United States Dollar

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

ZAR = South African Rand

†	Category is less than 0.05% of total net assets.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $1,733,768, which represented 5.7% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $54,567.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $31,177,646)	$30,472,446
Foreign currency holdings, at value (cost of $159,497)	160,903
Receivable for investments sold	38,344
Receivable for capital shares sold	1,636
Receivable for variation margin on futures contracts	5,437
Unrealized gain on forward foreign currency exchange contracts	318,801
Interest receivable	362,239
31,359,806

Liabilities
Disbursements in excess of demand deposit cash	167,166
Payable for investments purchased	632,886
Payable for capital shares redeemed	3,419
Payable for variation margin on futures contracts	596
Unrealized loss on forward foreign currency exchange contracts	348,345
Accrued management fees	23,074
Distribution and service fees payable	5,006
1,180,492

Net Assets	$30,179,314

Net Assets Consist of:
Capital paid in	$31,449,623
Distributions in excess of net investment income	(334,977)
Accumulated net realized loss	(254,261)
Net unrealized depreciation	(681,071)
$30,179,314

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$9,877,003	1,030,548	$9.58
Institutional Class	$7,800,704	813,427	$9.59
A Class	$6,965,791	727,391	$9.58*
C Class	$2,761,866	289,071	$9.55
R Class	$2,748,866	287,269	$9.57
R6 Class	$25,084	2,616	$9.59

* Maximum offering price $10.03 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$371,755

Expenses:
Management fees	135,391
Distribution and service fees:
A Class	8,637
C Class	13,970
R Class	6,927
Trustees’ fees and expenses	907
165,832

Net investment income (loss)	205,923

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(350,578)
Futures contract transactions	21,411
Foreign currency transactions	94,019
(235,148)

Change in net unrealized appreciation (depreciation) on:
Investments	650,564
Futures contracts	23,924
Translation of assets and liabilities in foreign currencies	(481,887)
192,601

Net realized and unrealized gain (loss)	(42,547)

Net Increase (Decrease) in Net Assets Resulting from Operations	$163,376

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$205,923	$343,262
Net realized gain (loss)	(235,148)	966,278
Change in net unrealized appreciation (depreciation)	192,601	(996,705)
Net increase (decrease) in net assets resulting from operations	163,376	312,835

Distributions to Shareholders
From net investment income:
Investor Class	(402,018)	(288,448)
Institutional Class	(332,588)	(267,461)
A Class	(269,093)	(204,567)
C Class	(96,479)	(65,224)
R Class	(104,769)	(77,792)
R6 Class	(1,078)	—
From net realized gains:
Investor Class	(37,587)	(11,399)
Institutional Class	(29,658)	(10,045)
A Class	(26,435)	(8,707)
C Class	(10,558)	(3,574)
R Class	(10,476)	(3,572)
R6 Class	(95)	—
Decrease in net assets from distributions	(1,320,834)	(940,789)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	1,752,579	2,081,597

Net increase (decrease) in net assets	595,121	1,453,643

Net Assets
Beginning of period	29,584,193	28,130,550
End of period	$30,179,314	$29,584,193

Undistributed (distributions in excess of) net investment income	$(334,977)	$665,125

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 0.95% for the Investor Class, A Class, C Class and R Class, 0.75% for the Institutional Class and 0.70% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 92% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended December 31, 2013 totaled $11,525,385, of which $3,034,322 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 totaled $9,978,972, of which $4,676,135 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended December 31, 2013(1)		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	55,637	$542,100	256,160	$2,617,763
Issued in reinvestment of distributions	46,035	436,956	29,430	298,132
Redeemed	(32,045)	(312,820)	(160,189)	(1,635,006)
	69,627	666,236	125,401	1,280,889
Institutional Class
Issued in reinvestment of distributions	38,163	362,246	27,395	277,506
A Class
Sold	26,019	250,077	11,693	120,053
Issued in reinvestment of distributions	31,111	295,287	21,054	213,274
Redeemed	(4,910)	(46,977)	(2,298)	(23,563)
	52,220	498,387	30,449	309,764
C Class
Sold	465	4,600	7,213	73,334
Issued in reinvestment of distributions	11,277	107,037	6,788	68,766
Redeemed	(2,772)	(27,342)	(996)	(10,026)
	8,970	84,295	13,005	132,074
R Class
Issued in reinvestment of distributions	12,141	115,242	8,032	81,364
R6 Class			N/A
Sold	2,493	25,000
Issued in reinvestment of distributions	123	1,173
	2,616	26,173
Net increase (decrease)	183,737	$1,752,579	204,282	$2,081,597

(1)	July 26, 2013 (commencement of sale) through December 31, 2013 for the R6 Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$15,332,717	—
Corporate Bonds	—	8,423,890	—
U.S. Government Agency Mortgage-Backed Securities	—	3,345,273	—
Collateralized Mortgage Obligations	—	1,606,699	—
Commercial Mortgage-Backed Securities	—	731,579	—
Municipal Securities	—	692,509	—
U.S. Government Agency Securities	—	179,806	—
U.S Treasury Securities	—	159,973	—
	—	$30,472,446	—

Other Financial Instruments
Futures Contracts	$40,371	$6,886	—
Forward Foreign Currency Exchange Contracts	—	318,801	—
	$40,371	$325,687	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(348,345)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of December 31, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$318,801	Unrealized loss on forward foreign currency exchange contracts	$348,345
Interest Rate Risk	Receivable for variation margin on futures contracts*	5,437	Payable for variation margin on futures contracts*	596
		$324,238		$348,941

* Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$81,103	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(489,671)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	21,411	Change in net unrealized appreciation (depreciation) on futures contracts	23,924
		$102,514		$(465,747)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Barclays Bank plc	$22,854	$(22,854)	—	—
Deutsche Bank	11,914	(11,914)	—	—
HSBC Holding plc	9,135	(9,135)	—	—
UBS AG	2,839	(2,839)	—	—
Westpac Group	272,059	(9,708)	—	$262,351
	$318,801	$(56,450)	—	$262,351

Liabilities
Barclays Bank plc	$201,635	$(22,854)	—	$178,781
Deutsche Bank	56,028	(11,914)	—	44,114
HSBC Holding plc	74,699	(9,135)	—	65,564
UBS AG	6,275	(2,839)	—	3,436
Westpac Group	9,708	(9,708)	—	—
	$348,345	$(56,450)	—	$291,895

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$31,177,934
Gross tax appreciation of investments	$765,700
Gross tax depreciation of investments	(1,471,188)
Net tax appreciation (depreciation) of investments	$(705,488)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$9.98	0.07	(0.01)	0.06	(0.42)	(0.04)	(0.46)	$9.58	0.68%	0.96%(4)	1.51%(4)	34%	$9,877
2013	$10.19	0.13	0.01	0.14	(0.34)	(0.01)	(0.35)	$9.98	1.34%	0.96%	1.31%	68%	$9,590
2012(5)	$10.00	0.06	0.13	0.19	—	—	—	$10.19	1.90%	0.96%(4)	1.44%(4)	29%	$8,514
Institutional Class
2013(3)	$9.99	0.08	(0.01)	0.07	(0.43)	(0.04)	(0.47)	$9.59	0.72%	0.76%(4)	1.71%(4)	34%	$7,801
2013	$10.20	0.15	0.01	0.16	(0.36)	(0.01)	(0.37)	$9.99	1.53%	0.76%	1.51%	68%	$7,745
2012(5)	$10.00	0.07	0.13	0.20	—	—	—	$10.20	2.00%	0.76%(4)	1.64%(4)	29%	$7,627
A Class
2013(3)	$9.97	0.06	(0.01)	0.05	(0.40)	(0.04)	(0.44)	$9.58	0.50%	1.21%(4)	1.26%(4)	34%	$6,966
2013	$10.18	0.11	—(6)	0.11	(0.31)	(0.01)	(0.32)	$9.97	1.11%	1.21%	1.06%	68%	$6,729
2012(5)	$10.00	0.05	0.13	0.18	—	—	—	$10.18	1.80%	1.21%(4)	1.19%(4)	29%	$6,563
C Class
2013(3)	$9.93	0.02	(0.01)	0.01	(0.35)	(0.04)	(0.39)	$9.55	0.07%	1.96%(4)	0.51%(4)	34%	$2,762
2013	$10.15	0.03	—(6)	0.03	(0.24)	(0.01)	(0.25)	$9.93	0.32%	1.96%	0.31%	68%	$2,781
2012(5)	$10.00	0.02	0.13	0.15	—	—	—	$10.15	1.50%	1.96%(4)	0.44%(4)	29%	$2,710

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$9.95	0.05	(0.01)	0.04	(0.38)	(0.04)	(0.42)	$9.57	0.43%	1.46%(4)	1.01%(4)	34%	$2,749
2013	$10.17	0.08	—(6)	0.08	(0.29)	(0.01)	(0.30)	$9.95	0.78%	1.46%	0.81%	68%	$2,739
2012(5)	$10.00	0.04	0.13	0.17	—	—	—	$10.17	1.70%	1.46%(4)	0.94%(4)	29%	$2,716
R6 Class
2013(7)	$10.03	0.07	(0.04)	0.03	(0.43)	(0.04)	(0.47)	$9.59	0.35%	0.71%(4)	1.78%(4)	34%(8)	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

(5)	January 31, 2012 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

(7)	July 26, 2013 (commencement of sale) through December 31, 2013 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended December 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81054 1402

SEMIANNUAL REPORT	DECEMBER 31, 2013

International Bond Fund

Table of Contents

President’s Letter	2
Performance	3
Fund Characteristics	4
Shareholder Fee Example	5
Schedule of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	23
Additional Information	26

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

       Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended December 31, 2013. It provides a macroeconomic and financial market overview (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional commentary and updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Stock Indices and Government Bond Yields Peaked at Year End

Stock indices and government bond yields mostly climbed during the six-month period. Dominant themes included improving (though not robust) economic conditions, continued unprecedented levels of monetary stimulus by the world’s central banks, low inflation, and investor optimism. These factors translated into outperformance by riskier assets—such as small-cap growth stocks and high-yield corporate bonds—and underperformance for more conservative/defensive stock and bond sectors. In this environment, the S&P 500 Index advanced 16.31%, reaching an all-time high, and the 10-year U.S. Treasury bond returned –3.09% as its yield climbed to 3.03%.

Stocks overcame—and U.S. Treasury bonds were temporarily bolstered by—volatility and uncertainty caused by the U.S. federal budget battle and temporary government shutdown. Other hurdles included the Treasury market’s “Taper Tantrum,” which pushed mortgage interest rates higher and tempered the U.S. housing market’s recovery. The housing and labor markets improved enough though to convince U.S. monetary policymakers to finally announce a reduction in their monthly bond-buying program. However, low inflation and other signs that the economy has not fully recovered kept the reduction modest and persuaded the policymakers to reaffirm plans to keep short-term interest rates low for an extended period.

Looking ahead, there’s less uncertainty than a year ago about U.S. monetary policies, the U.S. fiscal picture, and global economic strength, but headwinds persist. Stocks should not be expected to duplicate 2013’s results, interest rates could normalize further, and economic growth and U.S. employment levels remain subpar compared with past recoveries. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Performance

Total Returns as of December 31, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BEGBX	2.61%	-5.19%	2.20%	3.49%	5.50%	1/7/92
Barclays Global Treasury ex-U.S. Bond Index	—	2.69%	-4.88%	2.44%	4.15%	5.76%(2)	—
Institutional Class	AIDIX	2.74%	-5.00%	2.40%	—	4.13%	8/2/04
A Class(3) No sales charge* With sales charge*	AIBDX	2.53% -2.06%	-5.42% -9.70%	1.95% 1.02%	3.23% 2.75%	3.90% 3.59%	10/27/98
C Class No sales charge* With sales charge*	AIQCX	2.08% 1.08%	-6.15% -6.15%	1.17% 1.17%	— —	1.57% 1.57%	9/28/07
R Class	AIBRX	2.38%	-5.68%	1.69%	—	2.08%	9/28/07
R6 Class	AIDDX	—	—	—	—	0.77%(1)	7/26/13

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

(2)	Since 12/31/91, the date nearest the Investor Class’s inception for which data are available.

(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class	R6 Class
0.80%	0.60%	1.05%	1.80%	1.30%	0.55%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Fund Characteristics

DECEMBER 31, 2013
Portfolio at a Glance
Average Duration (effective)	6.9 years
Weighted Average Life	9.2 years

Bond Holdings by Country	% of net assets
Japan	21.7%
United Kingdom	18.6%
France(1)	6.2%
Germany(1)	5.5%
Denmark	4.8%
Finland(1)	4.7%
Austria(1)	4.7%
Canada	4.6%
Belgium(1)	4.1%
Netherlands(1)	3.3%
Other Countries	13.0%
Cash and Equivalents(2)	8.8%
(1) These countries are members of the eurozone. (2) Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	83.3%
Corporate Bonds	7.9%
Temporary Cash Investments	6.9%
Other Assets and Liabilities	1.9%

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

5

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period(1) 7/1/13 – 12/31/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,026.10	$4.14	0.81%
Institutional Class	$1,000	$1,027.40	$3.12	0.61%
A Class	$1,000	$1,025.30	$5.41	1.06%
C Class	$1,000	$1,020.80	$9.22	1.81%
R Class	$1,000	$1,023.80	$6.68	1.31%
R6 Class	$1,000	$1,007.70(2)	$2.45(3)	0.56%
Hypothetical
Investor Class	$1,000	$1,021.12	$4.13	0.81%
Institutional Class	$1,000	$1,022.13	$3.11	0.61%
A Class	$1,000	$1,019.86	$5.40	1.06%
C Class	$1,000	$1,016.08	$9.20	1.81%
R Class	$1,000	$1,018.60	$6.67	1.31%
R6 Class	$1,000	$1,022.38(4)	$2.85(4)	0.56%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value based on actual return from July 26, 2013 (commencement of sale) through December 31, 2013.

(3)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 159, the number of days in the period from July 26, 2013 (commencement of sale) through December 31, 2013, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)

Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class’s annualized expense ratio listed in the table above.

6

Schedule of Investments

DECEMBER 31, 2013 (UNAUDITED)

		Principal Amount	Value
Sovereign Governments and Agencies — 83.3%
AUSTRALIA — 2.1%
Australia Government Bond, 5.75%, 7/15/22	AUD	9,620,000	$9,633,314
Australia Government Bond, 5.50%, 4/21/23	AUD	2,600,000	2,566,586
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	12,100,000	11,562,118
			23,762,018
AUSTRIA — 4.7%
Austria Government Bond, 3.40%, 10/20/14(1)	EUR	7,000,000	9,874,235
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	5,390,000	8,589,507
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	11,590,000	18,251,121
Austria Government Bond, 3.40%, 11/22/22(1)	EUR	1,850,000	2,810,960
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	7,795,000	12,855,209
			52,381,032
BELGIUM — 4.1%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	8,715,000	13,452,025
Belgium Government Bond, 3.75%, 9/28/20(1)	EUR	8,370,000	12,941,609
Belgium Government Bond, 2.25%, 6/22/23	EUR	3,020,000	4,051,058
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	2,190,000	3,758,195
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	7,410,000	11,652,582
			45,855,469
CANADA — 4.6%
Canadian Government Bond, 5.00%, 6/1/14	CAD	20,090,000	19,225,312
Canadian Government Bond, 1.50%, 3/1/17	CAD	3,000,000	2,835,406
Canadian Government Bond, 5.75%, 6/1/33	CAD	9,040,000	11,682,088
Province of British Columbia, 3.25%, 12/18/21	CAD	7,920,000	7,566,741
Province of Ontario Canada, 4.40%, 6/2/19	CAD	9,500,000	9,779,746
			51,089,293
CZECH — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	68,200,000	4,083,377
DENMARK — 4.8%
Denmark Government Bond, 4.00%, 11/15/17	DKK	120,000,000	25,040,882
Denmark Government Bond, 4.00%, 11/15/19	DKK	8,300,000	1,775,163
Denmark Government Bond, 7.00%, 11/10/24	DKK	47,200,000	13,009,139
Denmark Government Bond, 4.50%, 11/15/39	DKK	58,100,000	14,313,562
			54,138,746
FINLAND — 4.7%
Finland Government Bond, 3.875%, 9/15/17(1)	EUR	13,290,000	20,373,199
Finland Government Bond, 4.375%, 7/4/19(1)	EUR	5,505,000	8,820,725
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	6,860,000	9,143,901
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	6,695,000	10,668,409
Finland Government Bond, 2.625%, 7/4/42(1)	EUR	2,920,000	3,826,321
			52,832,555
FRANCE — 4.7%
France Government Bond OAT, 4.00%, 4/25/14	EUR	4,370,000	6,084,934
France Government Bond OAT, 3.25%, 10/25/21	EUR	2,440,000	3,668,175
France Government Bond OAT, 5.50%, 4/25/29	EUR	3,580,000	6,435,749

7

Principal Amount	Value
France Government Bond OAT, 4.75%, 4/25/35	EUR	5,590,000	$9,489,065
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	18,980,000	27,188,757
			52,866,680
GERMANY — 4.5%
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	4,670,000	6,806,588
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	10,960,000	19,888,059
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	400,000	700,270
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	16,477,700	23,597,832
			50,992,749
JAPAN — 21.7%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	7,550,000,000	71,919,503
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	3,530,000,000	34,057,679
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,759,300,000	56,480,188
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,038,000,000	22,098,124
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,812,300,000	18,322,730
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	3,689,850,000	40,030,125
			242,908,349
NETHERLANDS — 2.1%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	2,200,000	3,394,714
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	8,740,000	12,240,013
Netherlands Government Bond, 3.75%, 1/15/42(1)	EUR	5,030,000	8,063,343
			23,698,070
NEW ZEALAND — 0.6%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	7,800,000	6,648,949
NORWAY — 2.6%
Norway Government Bond, 4.25%, 5/19/17	NOK	28,000,000	4,978,551
Norway Government Bond, 3.75%, 5/25/21	NOK	135,200,000	23,788,673
			28,767,224
SINGAPORE — 0.8%
Singapore Government Bond, 2.375%, 4/1/17	SGD	7,000,000	5,859,038
Singapore Government Bond, 3.125%, 9/1/22	SGD	3,100,000	2,580,179
			8,439,217
SWEDEN — 2.3%
Sweden Government Bond, 6.75%, 5/5/14	SEK	26,200,000	4,153,522
Sweden Government Bond, 4.25%, 3/12/19	SEK	47,530,000	8,281,084
Sweden Government Bond, 3.50%, 6/1/22	SEK	77,220,000	13,090,524
			25,525,130
SWITZERLAND — 0.8%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,594,473
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,575,000	3,293,145
			8,887,618
UNITED KINGDOM — 17.8%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	23,240,000	41,598,731
United Kingdom Gilt, 4.50%, 3/7/19	GBP	20,075,000	37,217,119
United Kingdom Gilt, 3.75%, 9/7/21	GBP	18,535,000	33,054,584
United Kingdom Gilt, 6.00%, 12/7/28	GBP	11,300,000	24,375,997
United Kingdom Gilt, 4.25%, 3/7/36	GBP	20,485,000	37,253,525
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,560,000	6,824,068
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,260,000	19,446,280
			199,770,304
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES(Cost $926,065,680)			932,646,780

8

Principal Amount	Value
Corporate Bonds — 7.9%
FRANCE — 1.5%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	5,240,000	$8,212,399
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	5,500,000	8,689,692
			16,902,091
GERMANY — 1.0%
KFW, 3.875%, 1/21/19	EUR	2,890,000	4,505,415
KFW, MTN, 4.625%, 1/4/23	EUR	3,790,000	6,352,184
			10,857,599
IRELAND — 0.7%
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	4,500,000	7,282,250
MULTI-NATIONAL — 2.7%
European Investment Bank, 2.50%, 7/15/15	EUR	6,450,000	9,179,149
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	7,870,511
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	8,500,000	13,321,032
			30,370,692
NETHERLANDS — 1.2%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	4,800,000	7,605,727
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	4,000,000	6,186,520
			13,792,247
UNITED KINGDOM — 0.8%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22 (Secured)	GBP	2,200,000	4,066,982
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	3,000,000	5,200,946
			9,267,928
TOTAL CORPORATE BONDS (Cost $80,667,152)			88,472,807

	Shares/ Principal Amount	Value
Temporary Cash Investments — 6.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations,

2.625%, 12/31/14, valued at $12,752,089), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $12,505,622)

		$ 12,505,622
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/15, valued at $15,309,834), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $15,006,747)		15,006,747
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.00%, 3/6/14, valued at $5,611,915), in a joint trading account at 0.00%, dated 12/31/13, due 1/2/14 (Delivery value $5,502,474)		5,502,474
SSgA U.S. Government Money Market Fund	43,971,132	43,971,132
U.S. Treasury Bills 0.13%, 1/9/14(2)(3)	750,000	749,999
TOTAL TEMPORARY CASH INVESTMENTS (Cost $77,735,961)		77,735,974
TOTAL INVESTMENT SECURITIES — 98.1% (Cost $1,084,468,793)		1,098,855,561
OTHER ASSETS AND LIABILITIES — 1.9%		21,477,248
TOTAL NET ASSETS — 100.0%		$1,120,332,809

9

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
AUD	1,450,000	USD	1,350,686	Deutsche Bank	1/23/14	$(57,675)
AUD	5,842,408	USD	5,422,631	Westpac Group	1/23/14	(212,771)
AUD	1,800,000	USD	1,590,282	Westpac Group	1/23/14	14,835
AUD	2,400,000	USD	2,143,656	Westpac Group	1/23/14	(3,500)
USD	1,313,158	AUD	1,400,000	Barclays Bank plc	1/23/14	64,734
USD	1,142,799	AUD	1,253,000	Westpac Group	1/23/14	25,459
CAD	2,294,800	USD	2,150,000	Barclays Bank plc	1/23/14	9,240
CAD	2,517,984	USD	2,400,000	Deutsche Bank	1/23/14	(30,761)
USD	2,250,000	CAD	2,364,953	Deutsche Bank	1/23/14	24,752
USD	1,400,000	CAD	1,476,426	Deutsche Bank	1/23/14	10,791
USD	3,050,000	CAD	3,272,437	Deutsche Bank	1/23/14	(29,124)
USD	2,100,000	CAD	2,236,347	Deutsche Bank	1/23/14	(4,239)
USD	1,600,000	CAD	1,700,080	Deutsche Bank	1/23/14	349
USD	11,088,630	CAD	11,653,485	HSBC Holdings plc	1/23/14	123,550
USD	950,000	CAD	1,007,081	HSBC Holdings plc	1/23/14	2,410
CHF	1,246,042	USD	1,400,000	Barclays Bank plc	1/23/14	(2,973)
CHF	2,273,209	USD	2,550,000	Deutsche Bank	1/23/14	(1,342)
CHF	1,334,325	USD	1,500,000	Deutsche Bank	1/23/14	(3,992)
CHF	1,920,459	USD	2,099,046	UBS AG	1/23/14	54,119
USD	4,100,000	CHF	3,721,078	Barclays Bank plc	1/23/14	(71,968)
USD	2,350,000	CHF	2,142,227	Deutsche Bank	1/23/14	(51,805)
USD	1,500,000	CHF	1,334,235	Deutsche Bank	1/23/14	4,093
CZK	30,871,573	USD	1,534,213	Deutsche Bank	1/23/14	20,601
CZK	18,833,429	USD	932,990	Deutsche Bank	1/23/14	15,536
USD	900,000	CZK	18,098,361	UBS AG	1/23/14	(11,505)
DKK	52,463,866	USD	9,483,878	Barclays Bank plc	1/23/14	192,367
DKK	5,800,700	USD	1,053,161	Barclays Bank plc	1/23/14	16,699
DKK	14,200,663	USD	2,572,172	UBS AG	1/23/14	46,947
USD	961,345	DKK	5,273,218	Barclays Bank plc	1/23/14	(11,228)
USD	9,376,447	DKK	51,422,855	Barclays Bank plc	1/23/14	(107,797)
USD	1,063,341	DKK	5,855,694	UBS AG	1/23/14	(16,662)
EUR	40,372,748	USD	54,369,051	Barclays Bank plc	1/23/14	1,171,192
EUR	1,000,000	USD	1,350,086	Barclays Bank plc	1/23/14	25,600
EUR	3,000,000	USD	4,066,245	Barclays Bank plc	1/23/14	60,814
EUR	3,450,000	USD	4,757,999	Barclays Bank plc	1/23/14	(11,880)
EUR	1,550,000	USD	2,131,126	Barclays Bank plc	1/23/14	1,188
EUR	2,200,000	USD	3,020,292	Barclays Bank plc	1/23/14	6,218
EUR	950,000	USD	1,299,884	Deutsche Bank	1/23/14	7,018
USD	4,262,148	EUR	3,150,000	Barclays Bank plc	1/23/14	(71,264)
USD	4,366,538	EUR	3,250,000	Barclays Bank plc	1/23/14	(104,444)
USD	4,268,266	EUR	3,150,000	Barclays Bank plc	1/23/14	(65,147)
USD	2,131,390	EUR	1,550,000	Barclays Bank plc	1/23/14	(925)
USD	1,954,074	EUR	1,418,329	Barclays Bank plc	1/23/14	2,898
USD	2,250,798	EUR	1,650,000	Deutsche Bank	1/23/14	(19,085)
USD	1,429,454	EUR	1,050,000	HSBC Holdings plc	1/23/14	(15,017)
GBP	3,890,677	USD	6,267,772	Barclays Bank plc	1/23/14	174,141
GBP	750,000	USD	1,222,035	Barclays Bank plc	1/23/14	19,763

10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
GBP	2,100,000	USD	3,449,103	Barclays Bank plc	1/23/14	$ 27,931
GBP	3,700,000	USD	5,962,842	Deutsche Bank	1/23/14	163,361
GBP	545,112	USD	892,321	Deutsche Bank	1/23/14	10,237
GBP	575,812	USD	941,902	UBS AG	1/23/14	11,487
GBP	574,195	USD	940,165	UBS AG	1/23/14	10,548
USD	5,246,703	GBP	3,250,000	Barclays Bank plc	1/23/14	(134,422)
USD	2,258,547	GBP	1,400,000	Barclays Bank plc	1/23/14	(59,476)
USD	991,763	GBP	600,000	Deutsche Bank	1/23/14	(1,676)
USD	14,365,785	GBP	8,941,286	HSBC Holdings plc	1/23/14	(438,575)
USD	2,062,111	GBP	1,259,362	HSBC Holdings plc	1/23/14	(23,053)
USD	931,316	GBP	568,472	HSBC Holdings plc	1/23/14	(9,920)
USD	1,213,542	GBP	740,411	UBS AG	1/23/14	(12,379)
HKD	6,910,000	USD	891,393	Westpac Group	1/23/14	(260)
JPY	2,178,739,223	USD	21,736,746	Barclays Bank plc	1/23/14	(1,046,368)
JPY	112,676,630	USD	1,100,000	Barclays Bank plc	1/23/14	(29,967)
JPY	162,261,750	USD	1,550,000	Barclays Bank plc	1/23/14	(9,083)
JPY	698,521,320	USD	6,650,000	Barclays Bank plc	1/23/14	(16,498)
JPY	287,327,600	USD	2,800,000	Deutsche Bank	1/23/14	(71,396)
JPY	746,954,250	USD	7,300,000	HSBC Holdings plc	1/23/14	(206,556)
JPY	1,784,225,123	USD	17,860,826	Westpac Group	1/23/14	(916,948)
USD	1,250,000	JPY	125,223,125	Barclays Bank plc	1/23/14	60,820
USD	900,000	JPY	90,844,200	Barclays Bank plc	1/23/14	37,299
USD	2,500,000	JPY	257,417,500	Barclays Bank plc	1/23/14	55,437
USD	1,550,000	JPY	162,021,345	Barclays Bank plc	1/23/14	11,366
USD	1,250,000	JPY	131,328,750	Deutsche Bank	1/23/14	2,838
USD	11,766,558	JPY	1,202,302,156	Westpac Group	1/23/14	348,906
USD	8,451,217	JPY	867,770,941	Westpac Group	1/23/14	210,438
KRW	45,304,620,996	USD	42,135,994	Westpac Group	1/23/14	854,293
KRW	8,250,047,501	USD	7,673,035	Westpac Group	1/23/14	155,568
KRW	2,017,800,000	USD	1,900,000	Westpac Group	1/23/14	14,723
KRW	1,485,400,000	USD	1,400,000	Westpac Group	1/23/14	9,520
KRW	4,354,200,000	USD	4,100,000	Westpac Group	1/23/14	31,771
USD	1,800,000	KRW	1,920,060,000	Westpac Group	1/23/14	(21,976)
USD	3,500,000	KRW	3,729,250,000	Westpac Group	1/23/14	(38,746)
USD	3,000,000	KRW	3,184,500,000	Westpac Group	1/23/14	(21,824)
USD	1,500,000	KRW	1,574,700,000	Westpac Group	1/23/14	5,742
NOK	10,054,567	USD	1,650,000	Deutsche Bank	1/23/14	6,479
NOK	11,359,648	USD	1,850,000	Deutsche Bank	1/23/14	21,490
NOK	9,141,498	USD	1,500,000	UBS AG	1/23/14	6,052
USD	23,064,174	NOK	142,406,280	Deutsche Bank	1/23/14	(397,110)
USD	2,950,000	NOK	18,157,545	Deutsche Bank	1/23/14	(41,436)
USD	2,100,000	NOK	12,756,870	Deutsche Bank	1/23/14	(1,681)
USD	800,000	NOK	4,914,898	UBS AG	1/23/14	(9,724)
NZD	1,200,000	USD	998,556	Barclays Bank plc	1/23/14	(12,856)
NZD	4,647,340	USD	3,830,616	Westpac Group	1/23/14	(13,215)
NZD	9,850,000	USD	8,102,019	Westpac Group	1/23/14	(11,068)
USD	5,392,585	NZD	6,650,000	Westpac Group	1/23/14	(69,834)
USD	2,216,323	NZD	2,720,223	Westpac Group	1/23/14	(18,112)

11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss)
SEK	31,108,064	USD	4,700,000	Deutsche Bank	1/23/14	$134,902
SEK	11,491,200	USD	1,750,000	Deutsche Bank	1/23/14	35,994
USD	15,650,353	SEK	104,199,673	Deutsche Bank	1/23/14	(544,651)
USD	1,400,000	SEK	9,136,694	Deutsche Bank	1/23/14	(20,050)
USD	1,350,000	SEK	8,986,387	UBS AG	1/23/14	(46,689)
SGD	4,310,327	USD	3,450,000	Barclays Bank plc	1/23/14	(34,409)
SGD	2,736,294	USD	2,200,000	Deutsche Bank	1/23/14	(31,705)
SGD	4,757,722	USD	3,800,000	Deutsche Bank	1/23/14	(29,885)
SGD	4,312,923	USD	3,450,000	Deutsche Bank	1/23/14	(32,352)
SGD	986,050	USD	789,693	HSBC Holdings plc	1/23/14	(8,327)
USD	1,450,000	SGD	1,813,254	Barclays Bank plc	1/23/14	13,141
USD	3,400,000	SGD	4,253,814	Barclays Bank plc	1/23/14	29,191
USD	4,800,000	SGD	6,038,181	Barclays Bank plc	1/23/14	15,222
USD	5,600,000	SGD	7,036,954	Westpac Group	1/23/14	23,774
TWD	49,546,950	USD	1,675,582	Westpac Group	1/23/14	(14,192)
TWD	72,489,388	USD	2,453,940	Westpac Group	1/23/14	(23,253)
USD	2,134,731	TWD	63,124,000	Westpac Group	1/23/14	18,081
USD	1,200,000	TWD	35,220,000	Westpac Group	1/23/14	19,016
USD	800,000	TWD	23,621,600	Westpac Group	1/23/14	7,929
USD	2,300,000	TWD	68,068,500	Westpac Group	1/23/14	17,552
						$(858,354)

Futures Contracts
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
269	U.S. Treasury 10-Year Notes	March 2014	$33,099,609	$634,533
76	U.S. Treasury Long Bonds	March 2014	9,751,750	75,829
			$42,851,359	$710,362

Notes to Schedule of Investments

AUD = Australian Dollar	KRW = South Korea Won
CAD = Canadian Dollar	MTN = Medium Term Note
CHF = Swiss Franc	NOK = Norwegian Krone
CZK = Czech Koruna	NZD = New Zealand Dollar
DKK = Danish Krone	SEK = Swedish Krona
EUR = Euro	SGD = Singapore Dollar
GBP = British Pound	TWD = Taiwanese Dollar
HKD = Hong Kong Dollar	USD = United States Dollar
JPY = Japanese Yen

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $170,716,068, which represented 15.2% of total net assets. None of these securities were considered illiquid.

(2)

Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $724,999.

(3)	The rate indicated is the yield to maturity at purchase.

 See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,084,468,793)	$1,098,855,561
Foreign currency holdings, at value (cost of $10,955,680)	11,054,725
Receivable for capital shares sold	1,130,543
Receivable for variation margin on futures contracts	81,859
Unrealized gain on forward foreign currency exchange contracts	4,466,422
Interest receivable	12,012,630
1,127,601,740

Liabilities
Payable for capital shares redeemed	1,208,131
Unrealized loss on forward foreign currency exchange contracts	5,324,776
Accrued management fees	712,256
Distribution and service fees payable	23,768
7,268,931

Net Assets	$1,120,332,809

Net Assets Consist of:
Capital paid in	$1,107,609,770
Undistributed net investment income	568,907
Accumulated net realized loss	(2,403,024)
Net unrealized appreciation	14,557,156
$1,120,332,809

	Net assets	Shares outstanding	Net asset value per share
Investor Class	$603,665,059	43,689,193	$13.82
Institutional Class	$417,456,143	30,228,255	$13.81
A Class	$91,565,500	6,646,417	$13.78*
C Class	$3,951,966	287,759	$13.73
R Class	$206,458	14,969	$13.79
R6 Class	$3,487,683	252,642	$13.80

* Maximum offering price $14.43 (net asset value divided by 0.955).

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$11,867,423

Expenses:
Management fees	4,121,473
Distribution and service fees:
A Class	115,592
C Class	23,436
R Class	526
Trustees’ fees and expenses	34,275
Other expenses	133
4,295,435

Net investment income (loss)	7,571,988

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	817,136
Futures contract transactions	(340,081)
Foreign currency transactions	1,940,777
2,417,832

Change in net unrealized appreciation (depreciation) on:
Investments	18,723,322
Futures contracts	710,362
Translation of assets and liabilities in foreign currencies	(196,127)
19,237,557

Net realized and unrealized gain (loss)	21,655,389

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,227,377

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2013 (UNAUDITED) AND YEAR ENDED JUNE 30, 2013
Increase (Decrease) in Net Assets	December 31, 2013	June 30, 2013
Operations
Net investment income (loss)	$7,571,988	$17,074,302
Net realized gain (loss)	2,417,832	(7,290,250)
Change in net unrealized appreciation (depreciation)	19,237,557	(60,314,008)
Net increase (decrease) in net assets resulting from operations	29,227,377	(50,529,956)

Distributions to Shareholders
From net investment income:
Investor Class	(1,401,580)	(14,357,121)
Institutional Class	(1,769,742)	(6,463,354)
A Class	—	(1,460,577)
C Class	—	(48,218)
R Class	—	(3,021)
R6 Class	(13,259)	—
Decrease in net assets from distributions	(3,184,581)	(22,332,291)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(1,791,518)	(179,561,017)

Net increase (decrease) in net assets	24,251,278	(252,423,264)

Net Assets
Beginning of period	1,096,081,531	1,348,504,795
End of period	$1,120,332,809	$1,096,081,531

Undistributed (distributions in excess of) net investment income	$568,907	$(3,818,500)

See Notes to Financial Statements.

15

Notes to Financial Statements

DECEMBER 31, 2013 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities outside the United States.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. Sale of the R6 Class commenced on July 26, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited

16

to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At

17

this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.4925% to 0.6100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the period ended December 31, 2013 was 0.80% for the Investor Class, A Class, C Class and R Class and 0.60% for the Institutional Class and 0.55% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust’s investment advisor, ACIM, the trust’s distributor, ACIS, and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 40% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

18

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2013 were $216,836,999 and $244,630,514, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended December 31, 2013(1)		Year ended June 30, 2013
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,481,500	$47,894,029	7,903,670	$113,220,499
Issued in reinvestment of distributions	97,291	1,345,534	927,949	13,612,908
Redeemed	(8,425,208)	(116,614,834)	(22,470,361)	(321,573,079)
	(4,846,417)	(67,375,271)	(13,638,742)	(194,739,672)
Institutional Class
Sold	7,166,681	99,211,753	9,540,191	136,354,928
Issued in reinvestment of distributions	126,210	1,744,224	431,638	6,329,145
Redeemed	(2,741,446)	(37,921,890)	(8,597,587)	(124,082,443)
	4,551,445	63,034,087	1,374,242	18,601,630
A Class
Sold	672,028	9,208,897	1,612,479	22,951,257
Issued in reinvestment of distributions	—	—	97,541	1,426,657
Redeemed	(654,214)	(9,003,370)	(1,803,998)	(25,442,386)
	17,814	205,527	(93,978)	(1,064,472)
C Class
Sold	1,510	20,910	39,044	551,077
Issued in reinvestment of distributions	—	—	2,258	33,169
Redeemed	(89,268)	(1,237,653)	(202,213)	(2,910,999)
	(87,758)	(1,216,743)	(160,911)	(2,326,753)
R Class
Sold	814	11,167	2,903	41,191
Issued in reinvestment of distributions	—	—	206	3,021
Redeemed	(675)	(9,437)	(5,414)	(75,962)
	139	1,730	(2,305)	(31,750)
R6 Class			N/A
Sold	256,257	3,609,734
Issued in reinvestment of distributions	960	13,259
Redeemed	(4,575)	(63,841)
	252,642	3,559,152
Net increase (decrease)	(112,135)	$(1,791,518)	(12,521,694)	$(179,561,017)

(1)	July 26, 2013 (commencement of sale) through December 31, 2013 for the R6 Class.

19

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$ 932,646,780	—
Corporate Bonds	—	88,472,807	—
Temporary Cash Investments	$43,971,132	33,764,842	—
	$43,971,132	$1,054,884,429	—
Other Financial Instruments
Futures Contracts	$710,362	—	—
Forward Foreign Currency Exchange Contracts	—	$4,466,422	—
	$710,362	$4,466,422	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(5,324,776)	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund’s exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively.

20

A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The foreign currency risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The interest rate risk derivative instruments held at period end as disclosed on the Schedule of Investments are indicative of the fund’s typical volume during the period.

Value of Derivative Instruments as of December 31, 2013
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized gain on forward foreign currency exchange contracts	$4,466,422	Unrealized loss on forward foreign currency exchange contracts	$5,324,776
Interest Rate Risk	Receivable for variation margin on futures contracts*	81,859	Payable for variation margin on futures contracts*	—
		$4,548,281		$5,324,776
* Included in the unrealized gain (loss) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2013
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	$1,628,662	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	$(884,144)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(340,081)	Change in net unrealized appreciation (depreciation) on futures contracts	710,362
		$1,288,581		$(173,782)

21

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,084,858,136
Gross tax appreciation of investments	$ 47,270,174
Gross tax depreciation of investments	(33,272,749)
Net tax appreciation (depreciation) of investments	$ 13,997,425

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2013, the fund had accumulated short-term capital losses of $(4,388,251), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2013, the fund had late-year ordinary loss deferrals of $(484,852), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

22

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$13.50	0.09	0.26	0.35	(0.03)	—	(0.03)	$13.82	2.61%	0.81%(4)	1.30%(4)	21%	$603,665
2013	$14.39	0.19	(0.82)	(0.63)	(0.26)	—	(0.26)	$13.50	(4.55)%	0.80%	1.35%	21%	$655,032
2012	$14.65	0.24	(0.18)	0.06	(0.32)	—	(0.32)	$14.39	0.36%	0.81%	1.68%	50%	$894,450
2011	$13.45	0.31	1.53	1.84	(0.56)	(0.08)	(0.64)	$14.65	14.07%	0.81%	2.19%	44%	$951,100
2010	$14.38	0.35	(0.64)	(0.29)	(0.64)	—	(0.64)	$13.45	(2.39)%	0.82%	2.44%	64%	$1,135,772
2009	$15.13	0.43	(0.43)	—(5)	(0.54)	(0.21)	(0.75)	$14.38	0.16%	0.83%	3.05%	64%	$1,343,268
Institutional Class
2013(3)	$13.50	0.10	0.27	0.37	(0.06)	—	(0.06)	$13.81	2.74%	0.61%(4)	1.50%(4)	21%	$417,456
2013	$14.39	0.22	(0.83)	(0.61)	(0.28)	—	(0.28)	$13.50	(4.36)%	0.60%	1.55%	21%	$346,695
2012	$14.66	0.27	(0.20)	0.07	(0.34)	—	(0.34)	$14.39	0.49%	0.61%	1.88%	50%	$349,782
2011	$13.46	0.34	1.53	1.87	(0.59)	(0.08)	(0.67)	$14.66	14.29%	0.61%	2.39%	44%	$285,697
2010	$14.39	0.38	(0.64)	(0.26)	(0.67)	—	(0.67)	$13.46	(2.19)%	0.62%	2.64%	64%	$286,817
2009	$15.15	0.46	(0.44)	0.02	(0.57)	(0.21)	(0.78)	$14.39	0.34%	0.63%	3.25%	64%	$228,895

23

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2013(3)	$13.44	0.07	0.27	0.34	—	—	—	$13.78	2.53%	1.06%(4)	1.05%(4)	21%	$91,566
2013	$14.33	0.16	(0.83)	(0.67)	(0.22)	—	(0.22)	$13.44	(4.81)%	1.05%	1.10%	21%	$89,103
2012	$14.60	0.21	(0.20)	0.01	(0.28)	—	(0.28)	$14.33	0.03%	1.06%	1.43%	50%	$96,335
2011	$13.40	0.27	1.54	1.81	(0.53)	(0.08)	(0.61)	$14.60	13.84%	1.06%	1.94%	44%	$106,044
2010	$14.33	0.32	(0.65)	(0.33)	(0.60)	—	(0.60)	$13.40	(2.65)%	1.07%	2.19%	64%	$77,065
2009	$15.07	0.39	(0.43)	(0.04)	(0.49)	(0.21)	(0.70)	$14.33	(0.08)%	1.08%	2.80%	64%	$92,778
C Class
2013(3)	$13.45	0.02	0.26	0.28	—	—	—	$13.73	2.08%	1.81%(4)	0.30%(4)	21%	$3,952
2013	$14.34	0.05	(0.83)	(0.78)	(0.11)	—	(0.11)	$13.45	(5.51)%	1.80%	0.35%	21%	$5,051
2012	$14.61	0.10	(0.20)	(0.10)	(0.17)	—	(0.17)	$14.34	(0.73)%	1.81%	0.68%	50%	$7,692
2011	$13.41	0.17	1.53	1.70	(0.42)	(0.08)	(0.50)	$14.61	12.96%	1.81%	1.19%	44%	$6,603
2010	$14.33	0.20	(0.63)	(0.43)	(0.49)	—	(0.49)	$13.41	(3.32)%	1.82%	1.44%	64%	$7,666
2009	$15.05	0.28	(0.43)	(0.15)	(0.36)	(0.21)	(0.57)	$14.33	(0.88)%	1.83%	2.05%	64%	$2,806
R Class
2013(3)	$13.47	0.06	0.26	0.32	—	—	—	$13.79	2.38%	1.31%(4)	0.80%(4)	21%	$206
2013	$14.36	0.12	(0.83)	(0.71)	(0.18)	—	(0.18)	$13.47	(5.03)%	1.30%	0.85%	21%	$200
2012	$14.63	0.17	(0.20)	(0.03)	(0.24)	—	(0.24)	$14.36	(0.22)%	1.31%	1.18%	50%	$246
2011	$13.43	0.24	1.53	1.77	(0.49)	(0.08)	(0.57)	$14.63	13.52%	1.31%	1.69%	44%	$208
2010	$14.35	0.27	(0.63)	(0.36)	(0.56)	—	(0.56)	$13.43	(2.82)%	1.32%	1.94%	64%	$233
2009	$15.09	0.34	(0.42)	(0.08)	(0.45)	(0.21)	(0.66)	$14.35	(0.40)%	1.33%	2.55%	64%	$102
R6 Class
2013(6)	$13.77	0.09	0.01	0.10	(0.07)	—	(0.07)	$13.80	0.77%	0.56%(4)	1.48%(4)	21%(7)	$3,488

24

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2013 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	July 26, 2013 (commencement of sale) through December 31, 2013 (unaudited).

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended December 31, 2013.

See Notes to Financial Statements.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund’s investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the “About Us” page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

26

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-81046 1402

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 28, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 28, 2014